Organization and Summary of Significant Accounting Policies (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 30, 2012 Kubatronik [Member]	Jan. 31, 2012 Kubatronik [Member] USD ($)	Jan. 31, 2012 Kubatronik [Member] EUR (€)	Dec. 31, 2013 Kubatronik [Member] USD ($)	Dec. 31, 2013 Kubatronik [Member] EUR (€)	Dec. 31, 2013 Nistec [Member] USD ($)	Dec. 31, 2013 Nistec [Member] Merhav M.N.F. Ltd. [Member] USD ($)
Restructuring Cost and Reserve [Line Items]
Business acquisition date							Jun. 10, 2002	Jun. 10, 2002
Business acquisition, Percentage acquired							76.00%	76.00%	50.50%	24.10%
Business acquisition, Consideration transferred	$ 6,500				$ 89	€ 69	$ 2,400	€ 2,600	$ 4,200	$ 2,300
Shares issued in consideration of acquisition									3,532,655	1,589,440
Purchase price per share									$ 0.6
Increase due to increase in holding		20					1,000	1,100
Cumulative impairment of goodwill							1,000
Impairment on goodwill		481					481
Goodwill	75	69	518				69	89
Automatic consecutive extension period for put and call options, years							2 years	2 years
Prior notice cancellation period for put and call options, months							6 months	6 months
Remaining interest of seller, percentage				24.00%			21.00%	21.00%
Put option aggregate exercise price							665	483
Call option aggregate exercise price							$ 706	€ 513
Call option, Exercise notice to sell remaining interest, percentage					3.00%	3.00%
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage	50.00%